Schedule 1-Condensed Financial Statement of Bright Scholar Education Holdings Limited - Statements of Cash Flows (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2017 CNY (¥)	Aug. 31, 2017 USD ($)	Aug. 31, 2016 CNY (¥)	Aug. 31, 2015 CNY (¥)
Cash flows from operating activities
Net (loss) earnings attributable to Bright Scholar Education Holdings Limited	¥ 172,050	$ 26,113	¥ (36,374)	¥ (40,078)
Changes in operating assets and liabilities and other, net:
Other receivables, deposits and other assets	(1,180)	(179)	(2,253)	262
Net cash provided by operating activities	464,919	70,562	360,658	134,887
Cash flows from financing activities
Proceeds from initial public offering	1,147,886	174,218
Net cash provided by/(used in) financing activities	1,161,511	176,286	(274,541)	115,614
Net increase in cash and cash equivalents, and restricted cash	1,570,705	238,391	118,203	96,120
Cash and cash equivalents, and restricted cash at beginning of the year	362,451	55,010	244,248	148,128
Effect of exchange rate changes on cash and cash equivalents	(36,494)	(5,539)
Cash and cash equivalents, and restricted cash at end of the year	1,896,662	287,862	362,451	244,248
Bright Scholar Education Holdings Limited
Cash flows from operating activities
Net (loss) earnings attributable to Bright Scholar Education Holdings Limited	172,050	26,113	(36,374)	(40,078)
Adjustments to reconcile net cash flows from operating activities:
Equity in earnings of subsidiaries and VIEs	(176,563)	(26,797)	¥ 36,374	¥ 40,078
Changes in operating assets and liabilities and other, net:
Other receivables, deposits and other assets	(399)	(61)
Amounts due from related parties	(14,727)	(2,235)
Net cash provided by operating activities	(19,639)	(2,980)
Cash flows from financing activities
Proceeds from initial public offering	1,151,112	174,707
Net cash provided by/(used in) financing activities	1,151,112	174,707
Net increase in cash and cash equivalents, and restricted cash	1,131,473	171,727
Effect of exchange rate changes on cash and cash equivalents	(36,494)	(5,539)
Cash and cash equivalents, and restricted cash at end of the year	¥ 1,094,979	$ 166,188